CONVERTIBLE NOTES PAYABLE - Peak One (Details)	May. 12, 2015 USD ($) shares
CONVERTIBLE NOTES PAYABLE - Peak One
Company issued Peak One convertible promissory notes in the principal amount	$ 70,000
The note is convertible at Peak One's option at a conversion price equal to the lowest closing price during the 20 trading days prior to the date	60.00%
Company issued shares of common stock to Peak One | shares	75,000
Company issued shares of common stock to Peak One with a fair value The relative fair value of the shares issued was recorded as debt discount	$ 8,625
The relative fair value of the shares issued to Peak One was recorded as debt discount	$ 7,000